Income Taxes - Schedule of Composition of Deferred Taxes (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income taxes paid (refund) [abstract]
Deferred tax assets	¥ 393,865	¥ 366,003
Deferred tax liabilities	(113,777)	(270,620)
Net deferred tax assets	¥ 280,088	¥ 95,383	¥ (88,972)